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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
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                                   FORM N-PX
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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05531
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                       MASSMUTUAL PARTICIPATION INVESTORS

               (Exact name of registrant as specified in charter)
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                                1500 Main Street
                                 P.O. Box 15189
                           Springfield, MA 01115-5189
              (Address of principal executive offices) (Zip code)
  ____________________________________________________________________________

      Patricia J. Walsh, Vice President, Secretary and Chief Legal Officer
            1500 Main Street, Suite 2800, Springfield, MA 01115-5189
                    (name and address of agent for service)
  ____________________________________________________________________________

              Registrant's telephone number, including area code:
                                  413-226-1000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2009 - June 30, 2010
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ITEM 1. PROXY VOTING RECORD

CKX Inc

Ticker: CKXE                          Security ID:  12562M106
Meeting Date: December 18, 2009       Meeting Type: Annual
Record Date: October 30, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director Robert F.X. Sillerman  For        For              Management
2.  Elect Director Simon Fuller           For        For              Management
3.  Elect Director Howard J. Tytel        For        For              Management
4.  Elect Director Edwin M. Banks         For        Withhold         Management
5.  Elect Director Edward Bleier          For        Withhold         Management
6.  Elect Director Bryan Bloom            For        For              Management
7.  Elect Director Jerry L. Cohen         For        For              Management
8.  Elect Director Carl D. Harnick        For        For              Management
9.  Elect Director Jack Langer            For        Withhold         Management
10. Ratify Auditors                       For        For              Management

Intrepid Potash, Inc.

Ticker: IPI                           Security ID:  46121Y102
Meeting Date: May 20, 2010            Meeting Type: Annual
Record Date: March 24, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director J. Landis Martin       For        For              Management
2.  Elect Director Barth E. Whitham       For        For              Management
3.  Ratify Auditors                       For        For              Management

ITC^DeltaCom, Inc.

Ticker: ITCD                          Security ID:  45031T872
Meeting Date: May 11, 2010            Meeting Type: Annual
Record Date: March 31, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director John Almeida, Jr.      For        Withhold         Management
2.  Elect Director Philip M. Tseng        For        Withhold         Management
3.  Elect Director Randall E. Curran      For        Withhold         Management
4.  Elect Director John J. DeLucca        For        For              Management
5.  Elect Director Clyde A. Heintzelman   For        For              Management
6.  Elect Director Michael E. Leitner     For        Withhold         Management
7.  Elect Director Thomas E. McInerney    For        For              Management
8.  Elect Director Sanjay Swani           For        For              Management

Nortek, Inc.

Ticker: N/A                           Security ID:  656559BJ9
Meeting Date: October 16, 2009        Meeting Type: Written Consent
Record Date: September 9, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Accept or Reject the Plan             For        For              Management

Pliant Corporation

Ticker: N/A                           Security ID:  729136AM3
Meeting Date: September 25, 2009      Meeting Type: Written Consent
Record Date: August 18, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  The Plan                              For        For              Management
2.  Optional Release Election             For        For              Management

Rue21, Inc.

Ticker: RUE                           Security ID:  781295100
Meeting Date: June 11, 2010           Meeting Type: Annual
Record Date: April 13, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director Robert N. Fisch        For        Withhold         Management
2.  Elect Director Arnold S. Barron       For        For              Management
3.  Ratify Auditors                       For        For              Management

                                          SIGNATURES
                                 [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) MassMutual Participation Investors
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By (Signature and Title)* /s/ Michael L. Klofas
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                          Michael L. Klofas, President

Date: August 31, 2010
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* Print the name and title of each signing officer under his or her signature.